Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	0000076721
Amendment Flag	false
Document Creation Date	Mar. 31, 2014
Document Effective Date	Mar. 31, 2014
Prospectus Date	Mar. 31, 2014